Recent Accounting Pronouncements - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2018
Disclosure Of Changes In Accounting Estimates [Line Items]
Processor cost		$ 69.5
Minimum
Disclosure Of Changes In Accounting Estimates [Line Items]
Right-of-use asset			$ 54.0
Lease liability			57.0
Minimum | Subsequent Event
Disclosure Of Changes In Accounting Estimates [Line Items]
Rental expense	$ 14.0
Depreciation expense	12.5
Processor cost	1.5
Maximum
Disclosure Of Changes In Accounting Estimates [Line Items]
Right-of-use asset			58.0
Lease liability			$ 61.0
Maximum | Subsequent Event
Disclosure Of Changes In Accounting Estimates [Line Items]
Rental expense	16.0
Depreciation expense	14.5
Processor cost	$ 2.5